Income Taxes (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Income Tax Examination [Line Items]
Income tax expense (benefit) computed at the federal statutory rate		21.00%	21.00%
State income tax NOL carryforwards		$ 14,700,000
Federal income tax net operating loss ("NOL")		$ 0
Expiration period		Dec. 31, 2036
Reduction in developed technology value for federal income tax purposes	$ 194,273,000	$ 213,210,000	$ 238,460,000
Reduction of NOL carryforward	2,800,000	2,800,000
Increase in deferred tax liability from income tax examination	4,600,000	4,600,000
Write off of deferred tax asset related to TRA	4,700,000	4,700,000
Valuation allowance		$ 208,000	$ 253,000
Income tax benefit	$ 6,600,000
Developed technology
Income Tax Examination [Line Items]
Reduction in developed technology value for federal income tax purposes				$ 188,000,000	$ 210,000,000